Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets
Schedule of Right-of-use Assets

The right-of-use assets as at December 31, 2024, is summarized as follows:

	2024	2023	2022

Opening balance for the year	$6,781	$36,529	$65,464
Amortization and expiration of operating lease right-of use assets	(6,781)	(29,748)	(28,935)
Closing balance for the year	$-	$6,781	$36,529

Schedule of Operating Lease Liability
	2024	2023	2022

Opening balance for the year	$7,605	$39,556	$74,067
Payments on operating lease liabilities	(7,605)	(31,951)	(34,511)
Closing balance for the year	-	7,605	39,556
Less: current portion	-	(7,605)	(32,116)
Operating lease liabilities – non-current portion as at end of year	$-	$-	$7,440